Employee benefit expenses (Details 9)	12 Months Ended
Mar. 31, 2018 USD ($)
Disclosure of defined benefit plans [line items]
Total expected payments	$ 259,393
Within the next 12 months (next reporting period)
Disclosure of defined benefit plans [line items]
Total expected payments	7,651
Between 2 and 5 years
Disclosure of defined benefit plans [line items]
Total expected payments	35,461
Beyond 5 years
Disclosure of defined benefit plans [line items]
Total expected payments	$ 216,281